Restricted Stock Plan - Summarized status of Company's nonvested restricted shares (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Shares
Nonvested, beginning of year | shares	257,500
Granted | shares	20,000
Vested | shares	(50,000)
Forfeited | shares	0
Nonvested, end of year | shares	227,500
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year | $ / shares	$ 11.86
Granted | $ / shares	12.03
Vested | $ / shares	12.19
Forfeited | $ / shares	0
Nonvested, end of year | $ / shares	$ 11.79